Cover	12 Months Ended
Sep. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	BloomZ Inc.
Entity Central Index Key	0001984014
Entity File Number	001-42186
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, Date of Incorporation	Apr. 14, 2023
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Toyo Recording 1F
Entity Address, Address Line Two	4-5-19 Akasaka
Entity Address, City or Town	Minato-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-0052
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	BLMZ
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	13,429,800
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Minoru Muranaga
Contact Personnel Email Address	muranaga@bloomz-inc.com
Entity Address, Address Line One	Toyo Recording 1F
Entity Address, Address Line Two	4-5-19 Akasaka
Entity Address, City or Town	Minato-ku
Entity Address, Country	JP
Entity Address, Postal Zip Code	107-0052
Entity Phone Fax Numbers [Line Items]
City Area Code	+81
Local Phone Number	050-3138-4984